Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	215,133	232,000	295,867
Awards exercised	(13,867)
Awards forfeited		(16,867)	(63,867)
Ending balance	201,266	215,133	232,000
Balance exercisable, end of period	201,266	204,733	145,667
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	142,445	168,089	241,142
Awards exercised	(9,928)
Awards forfeited		(25,644)	(73,053)
Ending balance	132,517	142,445	168,089
Balance exercisable, end of period	132,517	99,237	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	386,950	491,020
Awards granted			491,020
Awards forfeited		(104,070)
Ending balance	386,950	386,950	491,020
Balance exercisable, end of period	257,967	128,983